Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
21.	Subsequent Events

On
January 1, 2019,
the Company terminated the Letter Agreement with Central Shipping Monaco without incurring any penalties and on the same date the Company entered into a new letter agreement, or the New Letter Agreement, with Central Shipping Inc (“CSI”), a related party controlled by the family of Mr. Evangelos Pistiolis, and on the same date the Company entered into management agreements between CSI and its vessel-owning subsidiaries.

The New Letter Agreement can only be terminated on
eighteen
months’ notice, subject to a termination fee equal to
twelve
months of fees payable under the New Letter Agreement.

Pursuant to the New Letter Agreement, management fees remain the same except for the fact that the technical and the commercial management fees have been consolidated into one
daily management fee and this has been reduced from
$923
to
$550
per day. Furthermore the fee per day for superintendent visits has been reduced from
$541
to
$500.

The New Letter Agreement and the management agreements have an initial term of five
years, after which they will continue to be in effect until terminated by either party subject to an eighteen
month advance notice of termination.

Furthermore on
January 1, 2019,
Central Mare reduced the fees the Company pays for the provision of the Company’s executive officers to
$30
per month.

On
January 11, 2019,
the Company entered into a warrant exchange agreement with the sole holder of the
2018
Warrants for the reduction of the exercise price of said warrants from
$1.50
to
$1.02.
On the same date
300,000
2018
Warrants were exercised for gross proceeds of
$306,
before deducting the placement agent fees. On
February 5, 2019,
the Company entered into an amendment of the
2018
Warrants for the reduction of the exercise price of said warrants from
$1.02
to
$0.70.
On the same date
714,285
2018
Warrants were exercised for gross proceeds, of
$500,
before deducting placement agent fees. Between
February 21
and
February 25, 2019
the remaining
932,715
2018
Warrants were exercised for gross proceeds, underwriting discount, of
$653,
before deducting the placement agent fees.

On
January 17, 2019,
the Company sold and leased back the M/T Nord Valiant, to BoComm Leasing. The Company used
$18,550
of the sale and leaseback proceeds to prepay in full the outstanding loan on the vessel (Tranche C of the ABN Facility). As part of the prepayment of ABN Facility Tranche C, the Company unwound the interest rate swap with ABN Amro bank dated
December 19, 2016
and realized a gain of
$213.

On
January 26, 2019
the M/T Eco Revolution entered into a new time charter employment contract for
2
years with BP Shipping Ltd.

On
January 30, 2019,
the Company took delivery of the M/T Eco California. On the same date, agreements were consummated for the sale and leaseback of the vessel, with BoComm Leasing. On
February 4, 2019
the vessel commenced its' time charter agreement with Shell.

On
January 28, 2019,
the Company entered into a credit facility with AT Bank for
$10,500
for general corporate purposes (the “AT Bank Bridge Facility”). This facility was drawn down in full and the proceeds were used to repay the AT Bank Second Predelivery Facility. The facility is repayable in
February 28, 2020.
The facility contains restrictions on the holding company (Top Ships Inc) from providing guarantees other than for financing of new vessels and from paying any dividends or distributing any of its capital or redeeming any of its shares. Furthermore the facility prohibits the Company to pay any principal, accrued fees, interest or commitment fees relating to the Family Trading Facility. Finally the facility also contains some restrictions in the use of proceeds of future issuances of capital and incurrence of unsecured debt.

The facility is secured as follows:

•	Corporate guarantee of Top Ships Inc.;
•	Second priority perfected mortgage on M/T Eco Palm Desert Vessel;
•	Second rank priority assignment of insurance and earnings of the mortgaged vessel;
•	Second rank priority assignment of any time charters with duration of more than 12 months;
•	Second priority pledge of the shares of the shipowning subsidiary of the mortgaged vessel;
•	Second priority pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of
6.00%
and a commitment fee of
2.25%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. On
March 22, 2019
the AT Bank Bridge Facility was converted into a note and its maturity was extended to
March 31, 2019
with all other terms remaining the same.

On
March 13, 2019,
the Company took delivery of the M/T Eco Marina Del Ray. On
March 18, 2019
the vessel commenced its' time charter agreement with Cargill and concurrently agreements were consummated for the vessel’s sale and leaseback to Cargill. The Company fully repaid the balance of the Alpha Bank Predelivery facility with part of the proceeds from the abovementioned sale and leaseback.